Sales and Costs of Goods and Real Estate and Services Income and Expenses - Schedule of Information about Services Income and Services Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues	¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Services expense	508,320	482,796	451,277
Revenues from Asset Management and Servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		213,667	190,454
Services expense		49,848	47,126
Revenues from Automobile Related Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		73,095	73,091
Services expense		44,599	44,417
Revenues from Facilities Operation Related Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		104,187	102,399
Services expense		90,623	87,709
Revenues from Environment and Energy Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		112,821	100,102
Services expense		89,278	77,020
Real Estate Management and Contract Work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		183,243	181,088
Services expense		166,487	160,917
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues		93,897	79,501
Services expense		41,961	34,088
Services Income
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues	¥ 818,794	¥ 780,910	¥ 726,635